Stock-Based Compensation and Other Benefit Plans - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
2008 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Outstanding		1,415,350		1,549,725
Options, granted				2,000
Options, exercised		(191,428)		(40,000)
Options, forfeited		(18,000)	[1]	(96,375)	[2]
Options, expired		0		0
Options, outstanding		1,205,922		1,415,350
Options, exercisable		962,882		1,070,475
Options, vested		962,882		1,070,475
Weighted average exercise price, outstanding		$ 12.59		$ 12.62
Weighted average exercise price, Granted				13.00
Weighted average exercise price, exercised		10.63		11.71
Weighted average exercise price, forfeited		13.30	[1]	13.37	[2]
Weighted average exercise price, outstanding		12.89		12.59
Weighted average exercise price, exercisable		12.54		12.09
Weighted average exercise price, vested		$ 12.54		$ 12.09
Aggregate Intrinsic Value, Exercised		$ 1,909		$ 132
Aggregate Intrinsic Value, Forfeited	[1]	131
Aggregate Intrinsic Value, Outstanding		9,298		3,411
Aggregate Intrinsic Value, Exercisable		7,761		3,115
Aggregate Intrinsic Value, Vested		$ 7,761		$ 3,115
Weighted Average Remaining Contractual Life (Years), Outstanding		5 years 2 months 1 day		5 years 3 months 11 days
Weighted Average Remaining Contractual Life (Years), Exercisable		4 years 7 months 28 days		4 years 6 months 29 days
Weighted Average Remaining Contractual Life (Years), Vested		4 years 7 months 28 days		4 years 6 months 29 days
2017 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Outstanding		127,927
Aggregate Intrinsic Value, Granted		$ 0		$ 0
Options, granted		75,116		127,927
Options, expired		0		0
Options, outstanding		203,043		127,927
Options, exercisable		76,770		65,000
Options, vested		76,770		65,000
Weighted average exercise price, outstanding		$ 15.00
Weighted average exercise price, Granted		20.63		$ 15.00
Weighted average exercise price, outstanding		17.08		15.00
Weighted average exercise price, exercisable		15.00		15.00
Weighted average exercise price, vested		$ 15.00		$ 15.00
Aggregate Intrinsic Value, Outstanding		$ 715
Aggregate Intrinsic Value, Exercisable		430
Aggregate Intrinsic Value, Vested		$ 430
Weighted Average Remaining Contractual Life (Years), Outstanding		9 years 1 month 6 days		9 years 2 months 1 day
Weighted Average Remaining Contractual Life (Years), Exercisable		8 years 7 months 28 days		9 years 1 month 24 days
Weighted Average Remaining Contractual Life (Years), Vested		8 years 7 months 28 days		9 years 1 month 24 days

[1]	Forfeitures are accounted for in the period they occur.
[2]	Forfeitures are accounted for in the period they occur